Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Profit (loss) before taxation	€ 6,489	€ 10,228	€ 22,049
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 1,557	€ 2,455	€ 5,292
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,452	3,036	3,388
- tax effect on reserve distribution	147	106	47
- impact pursuant to foreign tax effects of italian entities	108	14	66
- effect due to the tax regime provided for intercompany dividends	82	7	11
- tax effects related to previous years	6	48	(19)
- Italian regional income tax (IRAP)	(15)	91	(18)
- effect of the valuation of the investments under the equity method	(30)	(26)	50
- effect of reversals (impairments) of deferred tax assets	(38)	(96)	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(1,470)	(221)	(2,087)
- extraordinary contribution effect for companies in energy sector			1,971
- other adjustments	(74)	(46)	(372)
Net tax effect	2,168	2,913	2,796
Income tax expense	3,725	5,368	8,088
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 3,403	€ 3,026	€ 2,940